Note 6 - Long-term Debt - Summary of Long-term Debt (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Bank Loans	$ 60,292,415	$ 50,356,915
Less: Current portion	(11,506,887)	(5,697,915)
Long-term portion	48,785,528	44,659,000
Deferred charges, current portion	285,067	148,697
Deferred charges, long-term portion	533,239	292,024
Long-term debt, current portion net of deferred charges	11,221,820	5,549,218
Long-term debt, long-term portion net of deferred charges	48,252,289	44,366,976
Xingang Shipping Ltd. / Alcinoe Shipping Ltd Borrower [Member]
Bank Loans	1,103,915	1,103,915
Pantelis Shipping Corp. Borrower [Member]
Bank Loans	4,840,000	4,840,000
Noumea Shipping Ltd. Borrower [Member]
Bank Loans	6,360,000	6,360,000
Eirini Shipping Ltd. / Eleni Shipping Ltd. / Areti Shipping Ltd and Pantelis Shipping Corp. [Member]
Bank Loans	11,600,000	11,600,000
Allendale Investments S.A. [Member]
Bank Loans	12,660,000	13,120,000
Ultra One Shipping Ltd. [Member]
Bank Loans	10,862,500
Kamsarmax One Shipping Ltd. [Member]
Bank Loans	$ 12,866,000	$ 13,333,000